Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Basis of consolidation

(a)	Basis of consolidation
These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company has power over the investee and when the Company is exposed, or has the rights, to variable returns from the investee. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control and include wholly owned subsidiaries, Medicure International Inc., Medicure Pharma Inc., Medicure U.S.A. Inc., Medicure Mauritius Limited, Medicure Pharma Europe Limited and Apigen Investments Limited. Additionally, beginning on December 17, 2020, Marley Drug, Inc, became a subsidiary of Medicure Pharma Inc. and is consolidated with these financial statements. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intercompany transactions and balances and unrealized gains and losses from intercompany transactions have been eliminated.

Foreign currency

(b)	Foreign currency
Items included in the financial statements of each of the Company’s consolidated subsidiaries are measured using the currency of the primary economic environment in which the subsidiary operates (the functional currency). The consolidated financial statements are presented in Canadian dollars, which is the Company’s functional and presentation currency.
Foreign currency transactions are translated into the respective functional currencies of the Company and its subsidiaries using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end
exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss.
Non-monetary
items that are not carried at fair value are translated using the exchange rates as at the date of the initial transaction.
Non-monetary
items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.
The results and financial position of the Company’s foreign operations that have a functional currency different from the Company’s functional and presentation currency are translated into Canadian dollars as follows:
(i)
assets and liabilities of foreign operations are translated at the closing rate at the date of the consolidated statement of financial position;
(ii)
revenue and expenses of foreign operations for each year are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case revenue and expenses are translated at the dates of the transactions); and
(iii)
all resulting exchange differences for foreign operations are recognized in other comprehensive income in the cumulative translation account.
When a foreign operation is disposed of, the component of other comprehensive income relating to that particular foreign operation is recognized in the consolidated statements of net income and comprehensive income, as part of the gain or loss on sale where applicable.

Financial instruments
(c)	Financial instruments

(i)	Financial Assets
Initial recognition and measurement
Upon recognition of a financial asset, classification is made based on the business model for managing the asset and the asset’s contractual cash flow characteristics. The financial asset is initially recognized at its fair value and subsequently classified and measured as (i) amortized cost; (ii) FVOCI; or (iii) FVTPL. Financial assets are classified as FVTPL if they have not been classified as measured at amortized cost or FVOCI. Upon initial recognition of an equity instrument that is not held-for-trading,
the asset is recorded as FVTPL unless the Company irrevocably designates the presentation of subsequent changes in the fair value of such equity instrument as FVOCI.
Subsequent measurement
The subsequent measurement of financial assets depends on their classification as follows:
Financial assets measured at amortized cost
A financial asset is subsequently measured at amortized cost, using the effective interest method and net of any impairment allowance, if the asset is held within a business whose objective is to hold assets in order to collect contractual cash flows; and the contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest. Cash and cash equivalents, restricted cash, accounts receivable and other assets are classified within this category.
Financial assets at FVTPL
Financial assets measured at FVTPL are carried in the statement of financial position at fair value with changes in fair value therein recognized in the statement of net (loss) income. There are presently no assets classified within this category.
Financial assets at FVOCI
Financial assets measured at FVOCI are carried in the statement of financial position at fair value with changes in fair value therein recognized in the statement of comprehensive (loss) income. The Investment in Sensible Medical was designated within this category.

(ii)	Derecognition
A financial asset or, where applicable a part of a financial asset or part of a group of similar financial assets is derecognized when the contractual rights to receive cash flows from the asset have expired; or the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

(iii)	Financial liabilities
Initial recognition and measurement
The Company recognizes a financial liability on the trade date in which it becomes a party to the contractual provisions of the instrument at fair value plus any directly attributable costs. Financial liabilities are subsequently measured at amortized cost or FVTPL, and are not subsequently reclassified. The Company’s financial liabilities are accounts payable and accrued liabilities, royalty obligation, acquisition payable and holdback which are recognized on an amortized cost basis. Financial liabilities measured at FVTPL include contingent consideration resulting from business combinations as defined by IFRS 9.

The royalty obligation was recorded at its fair value at the date at which the liability was incurred and subsequently measured at amortized cost using the effective interest rate method at each reporting date. Estimating fair value for this liability required determining the most appropriate valuation model which was dependent on its underlying terms and conditions. This estimate also required determining expected revenue from AGGRASTAT
®
sales and an appropriate discount rate and making assumptions about them.
The acquisition payable liabilities were recorded at its fair value at the date at which the liability was incurred and subsequently measured at amortized cost using the effective interest rate method at each reporting date. Estimating fair value for these liabilities required determining an appropriate discount rate.
Contingent consideration resulting from a business combination are valued at fair value at the acquisition date as part of the business combination and subsequently fair valued as described in the business combination policy below.

(iv)	Offsetting of financial instruments
Financial assets and financial liabilities are offset, and the net amount reported in the statement of financial position if, and only if, there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

(v)	Fair value of financial instruments
Fair value is determined based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value is measured using the assumptions that market participants would use when pricing an asset or liability. Typically, fair value is determined by using quoted prices in active markets for identical or similar assets or liabilities. When quoted prices in active markets are not available, fair value is determined using valuation techniques that maximize the use of observable inputs. When observable valuation inputs are not available, significant judgement is required through determining the valuation technique to apply, the valuation techniques such as discounted cash flow analysis and selecting inputs. The use of alternative valuation techniques or valuation inputs may result in a different fair value.

(vi)	Transaction costs
Transaction costs for all financial instruments measured at amortized cost, the transaction costs are included in the initial measurement of the financial asset or financial liability and are amortized using the effective interest rate method over a period that corresponds with the term of the financial instruments. Transaction costs for financial instruments classified as FVTPL are recognized as an expense in professional fees, in the period the cost was incurred.

(vii)	Embedded Derivatives
For financial liabilities measured at amortized cost, under certain conditions, an embedded derivative must be separated from its host contract and accounted for as a derivative. An embedded derivative causes some or all of the cash flows that otherwise would be required by the contract to be modified according to a specified interest rate, financial instrument price, commodity price, foreign exchange rate, index of prices or rates, a credit rating or credit index, or other variable, provided in the case of a non-financial
variable that the variable is not specific to a party to the contract. For financial assets at FVTPL, any embedded derivatives are not separated from its host contract.

Impairment of financial assets
(d)	Impairment of financial assets
An “expected credit loss” impairment model applies to financial assets which requires a loss allowance to be recorded on financial assets measured at amortized cost based on their expected credit losses. An estimate is made to determine the present value of future cash flows associated with the asset, and if required, an impairment loss is recorded. The impairment loss reduces the carrying value of the impaired financial asset to the value of the estimated present value of the future cash flows associated with the asset, discounted at the financial asset’s original effective interest rate is recorded either directly or through the use of an allowance account and the resulting impairment loss is recorded in profit or loss. The Company considers a financial asset in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows. For accounts receivable, the Company applies a simplified approach in calculating expected credit losses. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.
Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized.

Revenue from contracts with customers

(e)	Revenue from contracts with customers
As of December 31, 2020, excluding Marley Drug, the Company has three commercially available products that generated revenue for the year ended December 31, 2020, AGGRASTAT
®
, ZYPITAMAG
®
and Sodium Nitroprusside
(the “
Products
”) which it sells to United States customers. The Products are sold to wholesalers for resale as well as directly to hospitals and pharmacies; with AGGRASTAT
®
and Sodium Nitroprusside primarily being sold by the wholesalers to hospitals, while ZYPITAMAG
®
is primarily sold by wholesalers to pharmacies. Revenue from the sale of the Products is recognized upon the receipt of goods by the wholesaler, or the hospital or pharmacy in the case of a direct sale, the point in time in which title and control of the transferred goods pass from the Company to the customer. At this point in time, the customer has gained the sole ability to route the goods, and there are no unfulfilled obligations that could affect the customer’s acceptance of the goods. Delivery of the product occurs when the goods have been received at the customer in accordance with the terms of the sale.
During 2019, the Company sold ReDS
TM
medical devices directly to end users. Revenue from the sale of ReDS
TM
was recognized upon the receipt of goods by the end user, the point in time in which title and control of the transferred goods pass from the Company to the customer. At this point in time, the customer has gained the sole ability to benefit from the product, and there are no unfulfilled obligations that could affect the customer’s acceptance of the goods. Delivery of the product occurs when the goods have been shipped to the customer and the customer has accepted the products in accordance with the terms of the sale.
Sales are made subject to certain discounts available for prompt payment, volume discounts, rebates or chargebacks. Revenue from these sales is recognized based on the price specified per the pricing terms of the sales invoices, net of the estimated discounts, rebates or chargebacks. Variable consideration is based on historical information, using the expected value method. Revenue is only recognized to the extent that it is highly probable that a significant reversal will not occur. A liability is included within accounts payable and accrued liabilities and is measured for expected payments that will be made to the customers for the discounts in which they are entitled. Sales do not contain an element of financing as sales are made with credit terms within the normal operating cycle of the date of the invoice, which is consistent with market practice.
Through Marley Drug, the Company operates a retail pharmacy and mail order pharmacy business selling pharmaceuticals directly to end users being individual patients. Revenue for in store sales is recognized upon payment by the customer. This is the point where all performance obligations have been met in regards to the product sold. Revenue for mail order sales is recognized upon the shipment of the products to the customer, generally at the time the product is picked up from the Company’s premises by the carrier. This is the point where all performance obligations have been met in regards to the product sold.

Cash and cash equivalents
(f)	Cash and cash equivalents
The Company considers all liquid investments purchased with a maturity of three months or less at acquisition to be cash and cash equivalents, which are carried and classified at amortized cost.

Inventories
(g)	Inventories
Inventories consist of unfinished product (raw material in the form of API and packaging materials) and finished commercial product, which are available for sale either to wholesale, pharmacy and hospital customers or through Marley Drug direct to patients, and are measured at the lower of cost and net realizable value.
The cost of inventories is based on the
first-in
first-out
principle, and includes expenditures incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition.
Inventories are written down to net realizable value when the cost of inventories is estimated to be unrecoverable due to obsolescence, damage, or declining selling prices. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. When the circumstances that previously caused inventories to be written down below cost no longer exist, or when there is clear evidence of an increase in selling prices, the amount of the write-down previously recorded is reversed.

Property and equipment

(h)	Property and equipment

(i)	Recognition and measurement
Items of property and equipment are measured at cost less accumulated amortization and accumulated impairment losses and reversals. When parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment. The costs of the day-to-day
servicing of property and equipment are recognized in the consolidated statements of net (loss) income and comprehensive (loss) income in the period in which they are incurred.

(ii)	Amortization
Amortization is recognized in profit or loss over the estimated useful lives of each part of an item of property and equipment in a manner that most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. The estimated useful lives for the current and comparative periods are as follows:

Asset	Basis	Rate
Computers, pharmacy equipment, office equipment, furniture and fixtures	Straight-line	20% to 25%
Leasehold improvements	Straight-line	Term of lease
ReDS ™ demonstration units	Straight-line	33%
Right of use assets	Straight-line	Term of lease
Amortization methods, useful lives and residual values are reviewed at each period end and adjusted if appropriate.

Intangible assets
(i)	Intangible assets
Intangible assets that are acquired separately are measured at cost less accumulated amortization and accumulated impairment losses. Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are recognized in profit or loss as incurred.
Product licenses are amortized on a straight-line basis over the contractual term of the acquired license. Pharmacy licenses are amortized on a straight-line basis over their estimated useful life of approximately seven years. Patents and drug approvals are amortized on a straight-line
basis over the legal life of the respective patent, ranging from five to twenty years, or its economic life, if shorter. Brand names are amortized on a straight-line basis over the estimated economic life of the brand name estimated at ten years. Trademarks are amortized on a straight-line
basis over the legal life of the respective trademark, being ten years, or its economic life, if shorter. Customer lists are amortized on a straight-line
basis over a period of seven to twelve years, or their economic life, if shorter.
Amortization on product licenses commences when the intangible asset is available for use, which would typically be in connection with the commercial launch of the associated product under the license.
Following initial recognition, intangible assets are carried at cost less accumulated amortization and accumulated impairment losses. The cost of servicing the Company’s patents and trademarks are expensed as incurred.
The amortization method and amortization period of an intangible asset with a finite useful life are reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates in the consolidated statements of net (loss) income and comprehensive (loss) income.

Research and development

(j)	Research and development
Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss as incurred.
Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. No development costs have been capitalized to date.
Research and development expenses include all direct and indirect operating expenses supporting the products in development.
Clinical trial expenses are a component of the Company’s research and development costs. These expenses include fees paid to contract research organizations, clinical sites, and other organizations who conduct research and development activities on the Company’s behalf. The amount of clinical trial expenses recognized in a period related to clinical agreements are based on estimates of the work performed using an accrual basis of accounting. These estimates incorporate factors such as patient enrolment, services provided, contractual terms, and prior experience with similar contracts.

Government assistance
(k)	Government assistance
Government assistance, in the form of grants or the Canada Emergency Wage Subsidy, are recognized at fair value where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with. Government assistance toward current expenses is recorded as a reduction of the related expenses in the period the expenses are incurred. Government assistance towards property and equipment is deducted from the cost of the related property and equipment. The benefits of investment tax credits for scientific research and experimental development expenditures (“SR&ED”) incurred directly by the Company are recognized in the period the qualifying expenditure is made, provided there is reasonable assurance of recoverability. SR&ED investment tax credits receivable are recorded at their net realizable value.

Impairment of non-financial assets

(l)	Impairment of non-financial assets
The Company assesses at each reporting period whether there is an indication that a non-financial
asset may be impaired. An impairment loss is recognized when the carrying amount of an asset, or its CGU, exceeds its recoverable amount. Impairment losses are recognized in net income and comprehensive income. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The recoverable amount is the greater of the asset’s or CGU’s fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. In determining fair value less costs to sell, an appropriate valuation model is used. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the CGU to which the asset belongs.
For assets other than goodwill, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of amortization, if no impairment loss had been recognized.
Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill are not reversed in future periods.

Employee benefits
(m)	Employee benefits

(i)	Short-term employee benefits
Short-term
employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

(ii)	Long-term employee benefits
An accrual is recognized for benefits accruing to employees when it is probable that settlement will be required and it is capable of being measured reliably. Accruals recognized in respect of employee benefits which are not due to be settled within one year are measured at the present value of the estimated future cash outflows to be made by the Company in respect of services provided by employees up to the reporting date. As of December 31, 2020, the employee benefit accrual represents deferred compensation and is recorded within other long-term liabilities.

(iii)	Share-based payment transactions
The grant date fair value of
share-based
payment awards granted to employees is recognized as a personnel expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market
vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service and non-market
performance conditions at the vesting date. For
share-based
payment awards with
non-vesting
conditions, the grant date fair value of the
share-based
payment is measured to reflect such conditions and there is no true-up
for differences between expected and actual outcomes.
Share-based
payment arrangements in which the Company receives goods or services as consideration for its own equity instruments are accounted for as equity-settled
share-based
payment transactions. In situations where equity instruments are issued and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at fair value of the share-based
payment.
For
share-based
payment arrangements with
non-employees,
the expense is recorded over the service period until the options vest. Once the options vest, services are deemed to have been received.
Where the terms of an equity-settled transaction award are modified, the minimum expense recognized is the expense as if the terms had not been modified, if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction or is otherwise beneficial to the employee as measured at the date of modification.
Where an equity-settled award is cancelled, it is treated as if it vested on the date of the cancellation and any expense not yet recognized for the award (being the total expense as calculated at the grant date) is recognized immediately. This includes any awards where vesting conditions within the control of either the Company or the employee are not met. However, if a new award is substituted for the cancelled award, and designated as a replacement award on the date that it is granted, the cancelled award and new awards are treated as if they were a modification of the original awards.

Finance income and finance costs
(n)	Finance income and finance costs
Finance costs comprise interest expense on borrowings which are recognized in net income and comprehensive income using the effective interest rate method, accretion on the royalty obligation, prepayment fees on the early repayment of long-term debt and amortization of deferred debt issue costs using the effective interest rate method, offset by any finance income which is comprised of interest income on funds invested and is recognized as it accrues in net income and comprehensive income, using the effective interest rate method.
Foreign currency gains and losses are reported on a net basis.

Income taxes

(a)	Basis of consolidation
These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company has power over the investee and when the Company is exposed, or has the rights, to variable returns from the investee. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control and include wholly owned subsidiaries, Medicure International Inc., Medicure Pharma Inc., Medicure U.S.A. Inc., Medicure Mauritius Limited, Medicure Pharma Europe Limited and Apigen Investments Limited. Additionally, beginning on December 17, 2020, Marley Drug, Inc, became a subsidiary of Medicure Pharma Inc. and is consolidated with these financial statements. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intercompany transactions and balances and unrealized gains and losses from intercompany transactions have been eliminated.

(b)	Foreign currency
Items included in the financial statements of each of the Company’s consolidated subsidiaries are measured using the currency of the primary economic environment in which the subsidiary operates (the functional currency). The consolidated financial statements are presented in Canadian dollars, which is the Company’s functional and presentation currency.
Foreign currency transactions are translated into the respective functional currencies of the Company and its subsidiaries using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end
exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss.
Non-monetary
items that are not carried at fair value are translated using the exchange rates as at the date of the initial transaction.
Non-monetary
items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.
The results and financial position of the Company’s foreign operations that have a functional currency different from the Company’s functional and presentation currency are translated into Canadian dollars as follows:
(i)
assets and liabilities of foreign operations are translated at the closing rate at the date of the consolidated statement of financial position;
(ii)
revenue and expenses of foreign operations for each year are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case revenue and expenses are translated at the dates of the transactions); and
(iii)
all resulting exchange differences for foreign operations are recognized in other comprehensive income in the cumulative translation account.
When a foreign operation is disposed of, the component of other comprehensive income relating to that particular foreign operation is recognized in the consolidated statements of net income and comprehensive income, as part of the gain or loss on sale where applicable.

(c)	Financial instruments

(i)	Financial Assets
Initial recognition and measurement
Upon recognition of a financial asset, classification is made based on the business model for managing the asset and the asset’s contractual cash flow characteristics. The financial asset is initially recognized at its fair value and subsequently classified and measured as (i) amortized cost; (ii) FVOCI; or (iii) FVTPL. Financial assets are classified as FVTPL if they have not been classified as measured at amortized cost or FVOCI. Upon initial recognition of an equity instrument that is not held-for-trading,
the asset is recorded as FVTPL unless the Company irrevocably designates the presentation of subsequent changes in the fair value of such equity instrument as FVOCI.
Subsequent measurement
The subsequent measurement of financial assets depends on their classification as follows:
Financial assets measured at amortized cost
A financial asset is subsequently measured at amortized cost, using the effective interest method and net of any impairment allowance, if the asset is held within a business whose objective is to hold assets in order to collect contractual cash flows; and the contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest. Cash and cash equivalents, restricted cash, accounts receivable and other assets are classified within this category.
Financial assets at FVTPL
Financial assets measured at FVTPL are carried in the statement of financial position at fair value with changes in fair value therein recognized in the statement of net (loss) income. There are presently no assets classified within this category.
Financial assets at FVOCI
Financial assets measured at FVOCI are carried in the statement of financial position at fair value with changes in fair value therein recognized in the statement of comprehensive (loss) income. The Investment in Sensible Medical was designated within this category.

(ii)	Derecognition
A financial asset or, where applicable a part of a financial asset or part of a group of similar financial assets is derecognized when the contractual rights to receive cash flows from the asset have expired; or the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

(iii)	Financial liabilities
Initial recognition and measurement
The Company recognizes a financial liability on the trade date in which it becomes a party to the contractual provisions of the instrument at fair value plus any directly attributable costs. Financial liabilities are subsequently measured at amortized cost or FVTPL, and are not subsequently reclassified. The Company’s financial liabilities are accounts payable and accrued liabilities, royalty obligation, acquisition payable and holdback which are recognized on an amortized cost basis. Financial liabilities measured at FVTPL include contingent consideration resulting from business combinations as defined by IFRS 9.

The royalty obligation was recorded at its fair value at the date at which the liability was incurred and subsequently measured at amortized cost using the effective interest rate method at each reporting date. Estimating fair value for this liability required determining the most appropriate valuation model which was dependent on its underlying terms and conditions. This estimate also required determining expected revenue from AGGRASTAT
®
sales and an appropriate discount rate and making assumptions about them.
The acquisition payable liabilities were recorded at its fair value at the date at which the liability was incurred and subsequently measured at amortized cost using the effective interest rate method at each reporting date. Estimating fair value for these liabilities required determining an appropriate discount rate.
Contingent consideration resulting from a business combination are valued at fair value at the acquisition date as part of the business combination and subsequently fair valued as described in the business combination policy below.

(iv)	Offsetting of financial instruments
Financial assets and financial liabilities are offset, and the net amount reported in the statement of financial position if, and only if, there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

(v)	Fair value of financial instruments
Fair value is determined based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value is measured using the assumptions that market participants would use when pricing an asset or liability. Typically, fair value is determined by using quoted prices in active markets for identical or similar assets or liabilities. When quoted prices in active markets are not available, fair value is determined using valuation techniques that maximize the use of observable inputs. When observable valuation inputs are not available, significant judgement is required through determining the valuation technique to apply, the valuation techniques such as discounted cash flow analysis and selecting inputs. The use of alternative valuation techniques or valuation inputs may result in a different fair value.

(vi)	Transaction costs
Transaction costs for all financial instruments measured at amortized cost, the transaction costs are included in the initial measurement of the financial asset or financial liability and are amortized using the effective interest rate method over a period that corresponds with the term of the financial instruments. Transaction costs for financial instruments classified as FVTPL are recognized as an expense in professional fees, in the period the cost was incurred.

(vii)	Embedded Derivatives
For financial liabilities measured at amortized cost, under certain conditions, an embedded derivative must be separated from its host contract and accounted for as a derivative. An embedded derivative causes some or all of the cash flows that otherwise would be required by the contract to be modified according to a specified interest rate, financial instrument price, commodity price, foreign exchange rate, index of prices or rates, a credit rating or credit index, or other variable, provided in the case of a non-financial
variable that the variable is not specific to a party to the contract. For financial assets at FVTPL, any embedded derivatives are not separated from its host contract.

(d)	Impairment of financial assets
An “expected credit loss” impairment model applies to financial assets which requires a loss allowance to be recorded on financial assets measured at amortized cost based on their expected credit losses. An estimate is made to determine the present value of future cash flows associated with the asset, and if required, an impairment loss is recorded. The impairment loss reduces the carrying value of the impaired financial asset to the value of the estimated present value of the future cash flows associated with the asset, discounted at the financial asset’s original effective interest rate is recorded either directly or through the use of an allowance account and the resulting impairment loss is recorded in profit or loss. The Company considers a financial asset in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows. For accounts receivable, the Company applies a simplified approach in calculating expected credit losses. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.
Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized.

(e)	Revenue from contracts with customers
As of December 31, 2020, excluding Marley Drug, the Company has three commercially available products that generated revenue for the year ended December 31, 2020, AGGRASTAT
®
, ZYPITAMAG
®
and Sodium Nitroprusside
(the “
Products
”) which it sells to United States customers. The Products are sold to wholesalers for resale as well as directly to hospitals and pharmacies; with AGGRASTAT
®
and Sodium Nitroprusside primarily being sold by the wholesalers to hospitals, while ZYPITAMAG
®
is primarily sold by wholesalers to pharmacies. Revenue from the sale of the Products is recognized upon the receipt of goods by the wholesaler, or the hospital or pharmacy in the case of a direct sale, the point in time in which title and control of the transferred goods pass from the Company to the customer. At this point in time, the customer has gained the sole ability to route the goods, and there are no unfulfilled obligations that could affect the customer’s acceptance of the goods. Delivery of the product occurs when the goods have been received at the customer in accordance with the terms of the sale.
During 2019, the Company sold ReDS
TM
medical devices directly to end users. Revenue from the sale of ReDS
TM
was recognized upon the receipt of goods by the end user, the point in time in which title and control of the transferred goods pass from the Company to the customer. At this point in time, the customer has gained the sole ability to benefit from the product, and there are no unfulfilled obligations that could affect the customer’s acceptance of the goods. Delivery of the product occurs when the goods have been shipped to the customer and the customer has accepted the products in accordance with the terms of the sale.
Sales are made subject to certain discounts available for prompt payment, volume discounts, rebates or chargebacks. Revenue from these sales is recognized based on the price specified per the pricing terms of the sales invoices, net of the estimated discounts, rebates or chargebacks. Variable consideration is based on historical information, using the expected value method. Revenue is only recognized to the extent that it is highly probable that a significant reversal will not occur. A liability is included within accounts payable and accrued liabilities and is measured for expected payments that will be made to the customers for the discounts in which they are entitled. Sales do not contain an element of financing as sales are made with credit terms within the normal operating cycle of the date of the invoice, which is consistent with market practice.
Through Marley Drug, the Company operates a retail pharmacy and mail order pharmacy business selling pharmaceuticals directly to end users being individual patients. Revenue for in store sales is recognized upon payment by the customer. This is the point where all performance obligations have been met in regards to the product sold. Revenue for mail order sales is recognized upon the shipment of the products to the customer, generally at the time the product is picked up from the Company’s premises by the carrier. This is the point where all performance obligations have been met in regards to the product sold.

(f)	Cash and cash equivalents
The Company considers all liquid investments purchased with a maturity of three months or less at acquisition to be cash and cash equivalents, which are carried and classified at amortized cost.

(g)	Inventories
Inventories consist of unfinished product (raw material in the form of API and packaging materials) and finished commercial product, which are available for sale either to wholesale, pharmacy and hospital customers or through Marley Drug direct to patients, and are measured at the lower of cost and net realizable value.
The cost of inventories is based on the
first-in
first-out
principle, and includes expenditures incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition.
Inventories are written down to net realizable value when the cost of inventories is estimated to be unrecoverable due to obsolescence, damage, or declining selling prices. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. When the circumstances that previously caused inventories to be written down below cost no longer exist, or when there is clear evidence of an increase in selling prices, the amount of the write-down previously recorded is reversed.

(h)	Property and equipment

(i)	Recognition and measurement
Items of property and equipment are measured at cost less accumulated amortization and accumulated impairment losses and reversals. When parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment. The costs of the day-to-day
servicing of property and equipment are recognized in the consolidated statements of net (loss) income and comprehensive (loss) income in the period in which they are incurred.

(ii)	Amortization
Amortization is recognized in profit or loss over the estimated useful lives of each part of an item of property and equipment in a manner that most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. The estimated useful lives for the current and comparative periods are as follows:

Asset	Basis	Rate
Computers, pharmacy equipment, office equipment, furniture and fixtures	Straight-line	20% to 25%
Leasehold improvements	Straight-line	Term of lease
ReDS ™ demonstration units	Straight-line	33%
Right of use assets	Straight-line	Term of lease
Amortization methods, useful lives and residual values are reviewed at each period end and adjusted if appropriate.

(i)	Intangible assets
Intangible assets that are acquired separately are measured at cost less accumulated amortization and accumulated impairment losses. Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are recognized in profit or loss as incurred.
Product licenses are amortized on a straight-line basis over the contractual term of the acquired license. Pharmacy licenses are amortized on a straight-line basis over their estimated useful life of approximately seven years. Patents and drug approvals are amortized on a straight-line
basis over the legal life of the respective patent, ranging from five to twenty years, or its economic life, if shorter. Brand names are amortized on a straight-line basis over the estimated economic life of the brand name estimated at ten years. Trademarks are amortized on a straight-line
basis over the legal life of the respective trademark, being ten years, or its economic life, if shorter. Customer lists are amortized on a straight-line
basis over a period of seven to twelve years, or their economic life, if shorter.
Amortization on product licenses commences when the intangible asset is available for use, which would typically be in connection with the commercial launch of the associated product under the license.
Following initial recognition, intangible assets are carried at cost less accumulated amortization and accumulated impairment losses. The cost of servicing the Company’s patents and trademarks are expensed as incurred.
The amortization method and amortization period of an intangible asset with a finite useful life are reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates in the consolidated statements of net (loss) income and comprehensive (loss) income.

(j)	Research and development
Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss as incurred.
Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. No development costs have been capitalized to date.
Research and development expenses include all direct and indirect operating expenses supporting the products in development.
Clinical trial expenses are a component of the Company’s research and development costs. These expenses include fees paid to contract research organizations, clinical sites, and other organizations who conduct research and development activities on the Company’s behalf. The amount of clinical trial expenses recognized in a period related to clinical agreements are based on estimates of the work performed using an accrual basis of accounting. These estimates incorporate factors such as patient enrolment, services provided, contractual terms, and prior experience with similar contracts.

(k)	Government assistance
Government assistance, in the form of grants or the Canada Emergency Wage Subsidy, are recognized at fair value where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with. Government assistance toward current expenses is recorded as a reduction of the related expenses in the period the expenses are incurred. Government assistance towards property and equipment is deducted from the cost of the related property and equipment. The benefits of investment tax credits for scientific research and experimental development expenditures (“SR&ED”) incurred directly by the Company are recognized in the period the qualifying expenditure is made, provided there is reasonable assurance of recoverability. SR&ED investment tax credits receivable are recorded at their net realizable value.

(l)	Impairment of non-financial assets
The Company assesses at each reporting period whether there is an indication that a non-financial
asset may be impaired. An impairment loss is recognized when the carrying amount of an asset, or its CGU, exceeds its recoverable amount. Impairment losses are recognized in net income and comprehensive income. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The recoverable amount is the greater of the asset’s or CGU’s fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. In determining fair value less costs to sell, an appropriate valuation model is used. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the CGU to which the asset belongs.
For assets other than goodwill, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of amortization, if no impairment loss had been recognized.
Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill are not reversed in future periods.

(m)	Employee benefits

(i)	Short-term employee benefits
Short-term
employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

(ii)	Long-term employee benefits
An accrual is recognized for benefits accruing to employees when it is probable that settlement will be required and it is capable of being measured reliably. Accruals recognized in respect of employee benefits which are not due to be settled within one year are measured at the present value of the estimated future cash outflows to be made by the Company in respect of services provided by employees up to the reporting date. As of December 31, 2020, the employee benefit accrual represents deferred compensation and is recorded within other long-term liabilities.

(iii)	Share-based payment transactions
The grant date fair value of
share-based
payment awards granted to employees is recognized as a personnel expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market
vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service and non-market
performance conditions at the vesting date. For
share-based
payment awards with
non-vesting
conditions, the grant date fair value of the
share-based
payment is measured to reflect such conditions and there is no true-up
for differences between expected and actual outcomes.
Share-based
payment arrangements in which the Company receives goods or services as consideration for its own equity instruments are accounted for as equity-settled
share-based
payment transactions. In situations where equity instruments are issued and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at fair value of the share-based
payment.
For
share-based
payment arrangements with
non-employees,
the expense is recorded over the service period until the options vest. Once the options vest, services are deemed to have been received.
Where the terms of an equity-settled transaction award are modified, the minimum expense recognized is the expense as if the terms had not been modified, if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction or is otherwise beneficial to the employee as measured at the date of modification.
Where an equity-settled award is cancelled, it is treated as if it vested on the date of the cancellation and any expense not yet recognized for the award (being the total expense as calculated at the grant date) is recognized immediately. This includes any awards where vesting conditions within the control of either the Company or the employee are not met. However, if a new award is substituted for the cancelled award, and designated as a replacement award on the date that it is granted, the cancelled award and new awards are treated as if they were a modification of the original awards.

(n)	Finance income and finance costs
Finance costs comprise interest expense on borrowings which are recognized in net income and comprehensive income using the effective interest rate method, accretion on the royalty obligation, prepayment fees on the early repayment of long-term debt and amortization of deferred debt issue costs using the effective interest rate method, offset by any finance income which is comprised of interest income on funds invested and is recognized as it accrues in net income and comprehensive income, using the effective interest rate method.
Foreign currency gains and losses are reported on a net basis.

Earnings per share
(p)	Earnings per share
The Company presents basic earnings per share (“EPS”) data for its common voting shares. Basic EPS is calculated by dividing the profit or loss attributable to common voting shareholders of the Company by the weighted average number of common voting shares outstanding during the period, adjusted for the Company’s own shares held. Diluted EPS is computed similar to basic EPS except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised and that the proceeds from such exercise were used to acquire common shares at the average market price during the reporting periods.

Business combinations and goodwill
(q)	Business combinations and goodwill
The Company adopted amendments to IFRS 3 with a date of application of January 1, 2020. The IASB issued amendments to the definition of a business in IFRS 3 to help entities determine whether an acquired set of activities and assets is a business or not. They clarify the minimum requirements for a business, remove the assessment of whether market participants are capable of replacing any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, and introduce an optional fair value concentration test.
The amendments are applied to transactions that are either business combinations or asset acquisitions for which the acquisition date is on or after the beginning of the first annual reporting period beginning on January 1, 2020. Consequently, transactions that occurred in prior periods do not need to be reassessed.
The Company’s adoption of the amendments to IFRS 3 did not have a significant impact on the Company’s consolidated financial statements for the year ended December 31, 2020.
Business combinations are accounted for using the acquisition method. The consideration for an acquisition is measured at the fair values of the assets transferred, the liabilities assumed and the equity interests issued at the acquisition date. Transaction costs that are incurred in connection with a business combination, other than costs associated with the issuance of debt or equity securities, are expensed as incurred. Identified assets acquired and liabilities and contingent liabilities assumed are measured initially at fair values at the date of acquisition. On an acquisition-by-acquisition
basis, any
non-controlling
interest is measured either at fair value of the
non-controlling
interest or at the fair value of the proportionate share of the net assets acquired.
Contingent consideration is measured at fair value on acquisition date and is included as part of the consideration transferred. The fair value of the contingent consideration liability is remeasured at each reporting date with the corresponding gain or loss being recognized in profit or loss.
Goodwill is initially measured at cost, being the excess of fair value of the cost of the business combinations over the Company’s share in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities. Any negative difference is recognized directly in the consolidated statements of net income and comprehensive income. If the fair values of the assets, liabilities and contingent liabilities can only be calculated on a provisional basis, the business combination is recognized using provisional values. Any adjustments resulting from the completion of the measurement process are recognized within twelve months of the date of the acquisition.

Leases
(r)	Leases
At inception of a contract, the Company must assess whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset over a period of time in exchange for consideration. The Company must assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all of the economic benefits from the use of the asset during the term of the contract and if it has the right to direct the use of the asset. As a lessee, the Company recognizes a right-of-use
asset and a lease liability at the commencement date of the lease.

(i)	Right-of-use asset
The
right-of-use
asset is initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made and any initial direct costs incurred at or before the commencement date, plus any decommissioning and restoration costs, less any lease incentives received. The right-of-use
asset is subsequently depreciated from the commencement date to the earlier of the end of the lease term, or the end of the useful life of the asset. In addition, the right-of-use
asset may be reduced due to impairment losses, if any, and adjusted for certain re-measurements
of the lease liability.

(ii)	Lease liability
A lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date discounted by the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate. The lease liability is subsequently measured at amortized cost using the effective interest method. Lease payments included in the measurement of the lease liability comprise: fixed payments; variable lease payments that depend on an index or a rate; amounts expected to be payable under any residual value guarantee; the exercise price under any purchase option that the Company would be reasonably certain to exercise; lease payments in any optional renewal period if the Company is reasonably certain to exercise an extension option; and penalties for any early termination of a lease unless the Company is reasonably certain not to terminate early. The Company has elected to not include non-lease
components related to premises leases in the determination of the lease liability.
The Company has elected not to recognize
right-of-use
assets and lease liabilities for short-term leases that have a lease term of twelve months or less and leases of low-value
assets. The lease payments associated with these leases are charged directly to income on a straight-line basis over the lease term.

(iii)	Estimating the IBR
The Company cannot readily determine the interest rate implicit in its lease, therefore, it uses its IBR to measure lease liabilities. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Company ‘would have to pay which requires estimation when no observable rates are available or when they need to be adjusted to reflect the terms and conditions of the lease. The Company estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating).

New standard not yet adopted
(s)	New standard not yet adopted
Amendments to International Accounting Standard (“IAS”) 1 – presentation of financial statements:
In January 2020, the IAS issued an amendment to IAS 1 Presentation of Financial Statements that clarifies the criterion for classifying a liability as non-current
relating to the right to defer settlement of a liability for at least 12 months after the reporting period. The amendment applies to annual reporting periods beginning on or after January 1, 2023. The Company does not expect the amendments to have a significant impact on the consolidated financial statements upon adoption.